Non-Current Assets and Disposal Groups Held for Sale - Components of Other Non-Current Assets and Disposal Groups Held for Sale (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Components of Other Non-Current Assets and Disposal Groups Held for Sale [Abstract]
Total assets held for sale	€ 6,914	€ 4,976
Liabilities included in disposal groups	9,106	9,649
Unrealized net gains or losses relating to non-current assets and disposal groups classified as held for sale recognized directly in accumulated other comprehensive income (loss)	0	€ 0
Transfer of Global Prime Finance and Electronic Equities platform to BNP Paribas S.A. [Abstract]
Assets held for sale established in CRU	6,900
Liabilities held for sale established in CRU	€ 9,100